Fair value gain on embedded derivatives	6 Months Ended
Jun. 30, 2026
Embedded derivatives [Abstract]
Fair value gain on embedded derivatives
7. Fair value gain on embedded derivatives

	Six Months Ended June 30,
	2026	2025
	$	$
Fair value gain on embedded derivatives	1,549,000	14,145,000
Total	1,549,000	14,145,000
On June 30, 2026, the embedded derivative liability component of the convertible debentures, as disclosed in Note 19.1, was reassessed to be $3,604,000 compared to $5,153,000 as at December 31, 2025. The decrease in fair value of $1,549,000 is largely due to the decline in the price of Lifezone Metals' share from $4.27 as at December 31, 2025, to $3.88 as at June 30, 2026, and the passage of time. This decline in share price has reduced the likelihood that debenture holders will exercise their option to convert debentures into ordinary shares of Lifezone at the conversion price of $8.00 per share. In addition, the passage of time has shortened the period remaining until expiry. The fair value decrease has been recognized as an unrealized gain in the consolidated statement of comprehensive income (loss).